Intangible Assets and Goodwill	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Intangible Assets and Goodwill

6. Intangible Assets and Goodwill

A summary of intangible assets is as follows:

	April 30, 2013			October 31, 2012
In thousands	Gross Amount	Amorti- zation	Net Book Value	Gross Amount	Amorti- zation	Net Book Value
Non-amortizable trademarks	$124,068	$—	$124,068	$124,053	$—	$124,053
Amortizable trademarks	23,929	(11,645)	12,284	23,543	(10,866)	12,677
Amortizable licenses	13,873	(13,873)	—	13,919	(13,803)	116
Other amortizable intangibles	8,119	(5,722)	2,397	8,083	(5,480)	2,603

	$169,989	$(31,240)	$138,749	$169,598	$(30,149)	$139,449

Certain trademarks will continue to be amortized by the Company using estimated useful lives of 10 to 25 years with no residual values. Intangible amortization expense for the first half ended April 30, 2013 and 2012 was approximately $1 million and $2 million, respectively. Annual amortization expense is estimated to be approximately $2 million through fiscal 2018. Licenses will no longer be amortized as they are fully amortized.

Goodwill related to the Company’s operating segments as of the dates indicated was as follows:

In thousands	April 30, 2013	October 31, 2012
EMEA	$190,700	$190,986
Americas	75,857	75,974
APAC	6,207	6,207

	$272,764	$273,167

Goodwill decreased approximately $0.4 million during the first half ended April 30, 2013 due to changes in foreign currency exchange rates.

Note 6—Intangible Assets and Goodwill

A summary of intangible assets as of the dates indicated is as follows:

	October 31,
	2012			2011
In thousands	Gross Amount	Amorti- zation	Net Book Value	Gross Amount	Amorti- zation	Net Book Value
Non-amortizable trademarks	$124,053	$—	$124,053	$123,151	$—	$123,151
Amortizable trademarks	23,543	(10,866)	12,677	20,174	(9,782)	10,392
Amortizable licenses	13,919	(13,803)	116	14,380	(12,822)	1,558
Other amortizable intangibles	8,083	(5,480)	2,603	9,029	(5,987)	3,042

	$169,598	$(30,149)	$139,449	$166,734	$(28,591)	$138,143

The change in non-amortizable trademarks is due primarily to foreign currency exchange fluctuations. Other amortizable intangibles primarily include non-compete agreements, patents and customer relationships. These amortizable intangibles are amortized on a straight-line basis over their estimated useful lives. Certain trademarks and licenses will continue to be amortized using estimated useful lives of 10 to 25 years with no residual values. Intangible amortization expense was approximately $3 million for each of fiscal 2012, 2011, and 2010. Based on the Company’s amortizable intangible assets as of October 31, 2012, annual amortization expense is estimated to be approximately $2 million in fiscal 2013 through fiscal 2017.

Due to the natural disasters that occurred in the Asia/Pacific region and their resulting impact on the Company’s business, the Company remeasured the value of its intangible assets in its APAC segment in fiscal 2011 in accordance with ASC 350. As a result, the Company noted that the carrying value of these assets was in excess of their estimated fair value, and therefore, the Company recorded related goodwill impairment charges of approximately $74 million during fiscal 2011. The fair value of assets was estimated using a combination of a discounted cash flow approach and market approach. The value implied by the test was affected by (1) a reduction in near-term future cash flows expected for the APAC segment, (2) the discount rates which were applied to future cash flows, and (3) current market estimates of value. The projected future cash flows, discount rates applied and current estimates of market value have all been impacted by the aforementioned natural disasters that occurred throughout the Asia/Pacific region, contributing to the estimated decline in value. Goodwill in the APAC segment arose primarily from the acquisition of the Company’s Australian and Japanese distributors and certain Australian retail store locations several years ago.

Goodwill recorded by the Company arose primarily from the acquisitions of Quiksilver EMEA, Quiksilver APAC and DC Shoes, Inc. (see note 14 for information on goodwill by segment). Goodwill increased approximately $5 million during fiscal 2012, primarily due to a small business acquisition by Quiksilver EMEA partially offset by the effect of changes in foreign currency exchange rates. For fiscal 2011, goodwill decreased approximately $64 million, primarily due to the APAC goodwill impairment charge of $74 million partially offset by increases from acquisitions and foreign currency exchange rates.